Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation
Cost of revenues	$ 681,931	$ 714,233	$ 798,519
Research and development	171,392	175,557	151,386
General and administrative	25,037	28,503	29,281
Sales and marketing	23,856	25,459	23,080
Total compensation	40	140	38
Income tax expense (benefit)	(5,028)	41,098	110,657
Share Based Compensation
Share-Based Compensation
Cost of revenues	157	481	682
Research and development	9,414	15,345	17,662
General and administrative	1,108	2,193	2,367
Sales and marketing	1,453	2,612	3,163
Total compensation	12,132	20,631	23,874
Income tax expense (benefit)	$ 2,545	$ 4,201	$ 4,896